Investments in associates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Share of income in associates	$ (15,841)	$ (1,306)	$ (69,317)
Caminos del Parana S.A.
Disclosure of associates [line items]
Share of income in associates	35	402	0
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Share of income in associates	(9,338)	168	1,342
Sociedad Aeroportuaria KunturWasi S.A.
Disclosure of associates [line items]
Share of income in associates	(5,945)	(565)	(526)
Inframerica Participacoes S.A.
Disclosure of associates [line items]
Share of income in associates	0	0	(19,050)
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A.
Disclosure of associates [line items]
Share of income in associates	0	0	(52,908)
Others
Disclosure of associates [line items]
Share of income in associates	$ (593)	$ (1,311)	$ 1,825